Statement of Financial Position (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and Cash Equivalents	$ 14,902	$ 13,658	$ 8
Prepaid Expenses	15,000	0
Total Current Assets	29,902	13,658	8
Website Development Costs	7,729	8,325	0
Total Assets	37,631	21,983	8
Current Liabilities
Accounts Payable and Accrued Liabilities	3,184	19,948	787
Loan Payable	74,462	56,862	0
Total Current Liabilities	77,646	76,810	787
SHAREHOLDERS' (DEFICIENCY)
Common Shares	8,400	2,400	400
Additional Paid-in Capital	69,076	10,008	0
(Deficit) Accumulated During the Development Stage	(117,491)	(67,235)	(1,179)
Total Shareholders' (Deficiency)	(40,015)	(54,827)	(779)
Total Liabilities and Shareholders' (Deficiency)	37,631	21,983	8
Online Disruptive Technologies Inc. [Member]
Current Assets
Cash and Cash Equivalents			1,578
Total Assets			1,578
Current Liabilities
Accounts Payable and Accrued Liabilities			599
Loan Payable			2,142
Total Current Liabilities			2,741
SHAREHOLDERS' (DEFICIENCY)
Common Shares			200
Additional Paid-in Capital			1,800
(Deficit) Accumulated During the Development Stage			(3,163)
Total Shareholders' (Deficiency)			(1,163)
Total Liabilities and Shareholders' (Deficiency)			1,578
Relationshipscoreboard.com Entertainment Inc. [Member]
Current Assets
Cash and Cash Equivalents			8
Total Assets			8
Current Liabilities
Accounts Payable and Accrued Liabilities			787
Total Current Liabilities			787
SHAREHOLDERS' (DEFICIENCY)
Common Shares			160
Additional Paid-in Capital			240
(Deficit) Accumulated During the Development Stage			(1,179)
Total Shareholders' (Deficiency)			(779)
Total Liabilities and Shareholders' (Deficiency)			$ 8